Financial Instruments - Financial Derivative Instruments Assets and Liabilities at Fair Value Through Profit or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Assets [Line Items]
Assets Current	$ 32,689	$ 86,465
Assets Non-current	171,905	29,635
Liabilities Current	49,245	6,730
Liabilities Non-current	12,313	9
Derivatives Not Designated As Hedges
Disclosure Of Financial Assets [Line Items]
Assets Current	3	1,321
Liabilities Current	$ 2,197	$ 3,240